Income Taxes (Details)	3 Months Ended		9 Months Ended
	Oct. 27, 2012	Oct. 29, 2011	Oct. 27, 2012	Oct. 29, 2011
Income Taxes (Restated)
Effective tax rate (as a percent)	35.70%	37.20%	36.30%	37.80%
Estimated annualized effective tax rate (as a percent)			37.10%